Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 04, 2020
Registrant Name	dei_EntityRegistrantName	Collaborative Investment Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001719812
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	tfaqx
Document Creation Date	dei_DocumentCreationDate	Mar. 04, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 04, 2020
Prospectus Date	rr_ProspectusDate	Mar. 04, 2020
TFA Quantitative Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The TFA Quantitative Fund (the “Fund”) seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing the Fund’s investment objective, the Fund’s Adviser, Tactical Fund Advisors, LLC (the “Adviser”) executes the Fund’s investment strategy based on signals and analysis provided by the Fund’s sub-adviser, Potomac Advisors, Inc. (the “Sub-Adviser”). The Adviser will, under normal conditions, invest the Fund’s assets in leveraged and unleveraged registered investment funds which include mutual funds and exchange traded funds (the “Underlying Funds”) which seek to provide investment returns that match on a daily or monthly basis either (1) 100% exposure to the NASDAQ 100 Index, (2) up to 150% exposure to the S&P 500 Index or (3) up to 100% exposure to an inverse S&P 500 index based on the outputs of the Sub-Adviser’s proprietary investment model. The Fund may invest in inverse funds, which are funds that are designed to provide returns that are the inverse, or opposite of a specific benchmark or index.

The Adviser delegates the day-to-day management of the Fund’s portfolio to the Sub-Adviser. The Sub-Adviser’s model generates signals based on a quantitative analysis, which is then used to determine in which of the Underlying Funds to invest. The model’s buy, sell, or hold signals are generated by the model’s algorithmic, rules-based system. The Sub-Adviser's model is predicated on whether the model anticipates a market advance, correction, or decline. Final allocations among the Underlying Funds and/or cash is determined by short-term technical analysis and momentum indicators that track recent price changes in the Underlying Funds.

The Sub-Adviser’s model utilizes a proprietary quantitative process that aggregates over thirty different trading systems into one algorithm to identify buy, sell, and short signals, based on historic and raw stock market data, including major and secondary market indexes, interest rate data, internal market data such as technical indicators that measure market indices movements, new highs and lows, volume and volatility measures and seasonality and sentiment data. The Sub-Adviser’s model incorporates seasonality and sentiment data to identify patterns in the time of year to determine stock market advances or declines and consumer sentiment about markets or the economy.

The Fund may hold significant cash or fixed income positions during unfavorable market conditions and may be fully invested in the Underlying Funds when favorable conditions warrant. The factors used to determine the Fund’s allocations are based upon the strength of sub-adviser’s trading signals. In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

•	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Underlying Funds. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•	Exchange Traded Funds Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount to or a premium above NAV if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

•	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

•	Large Capitalization Risk. The Underlying Fund’s invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	Leverage Risk. The use of leverage by the Underlying Fund’s, such as borrowing money to purchase securities, will cause an Underlying Fund to incur additional expenses and magnify the Underlying Fund's gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in an Underlying Fund’s portfolio because such investments may give rise to losses that exceed the amount the Underlying Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Underlying Fund’s portfolio. Accordingly, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

•	Management Risk: The ability of the Fund to meet its investment objective is directly related to the Sub-Adviser’s investment model. The models used by the Adviser to determine or guide investment decisions may not achieve the objectives of the Fund. The Sub-Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Adviser’s investment strategy will produce the desired results, causing losses for the Fund.

•	Model Risk: Like all quantitative analysis, the Sub-Adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Adviser’s model. No assurance can be given that the Fund will be successful under all or any market conditions.

•	Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

•	Underlying Fund Risk. Other investment companies including mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Sub-Adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Fund.

•	Inverse Fund Risk. Investments in inverse funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse funds may not perform in the manner they are designed. Inverse funds do not provide the inverse return of the target index over the life of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tacticalfundadvisors.com
TFA Quantitative Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
One Year	rr_ExpenseExampleYear01	$ 193
Three Years	rr_ExpenseExampleYear03	$ 597
TFA Quantitative Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
One Year	rr_ExpenseExampleYear01	$ 218
Three Years	rr_ExpenseExampleYear03	$ 673
TFA Multidimensional Tactical Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The TFA Multidimensional Tactical Fund (the “Fund”) seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Tactical Fund Advisors, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in equity securities of small, mid, and large U.S. capitalization companies and fixed income ETFs (the “Underlying ETFs”). The Fund’s investments in the Underlying ETFs exposes the Fund to the following types of fixed income securities: U.S. Treasuries, investment grade corporate securities, U.S. floating rate treasury notes and high yield bonds with maturity dates ranging from one to thirty years. The Underlying ETFs are not limited to a to particular credit quality and may invest in below investment grade securities (commonly referred to as "junk bonds"). The Fund defines below investment grade securities as bonds with a credit rating below Baa3 or BBB- as judged by either Moody’s Investors Service or Standard & Poor’s.

The Adviser delegates the day-to-day management of the Fund’s portfolio to the Fund’s sub-adviser, Preston Wealth Advisors, LLC (the “Sub-Adviser”). Under normal market conditions, the Sub-Adviser will allocate the Fund’s investments equally between equities and the Underlying ETFs. The Sub-Adviser will adjust the Fund’s holdings based on the daily output of its quantitative model which analyzes multiple variables, such as price and risk factors, over four different lookback periods. The Sub-Adviser utilizes the outputs of its proprietary model to determine whether to adjust the Fund’s investment allocations or shift the Fund to cash.

The Fund may hold significant cash or fixed income positions during unfavorable market conditions and may be fully invested when favorable conditions warrant. The Sub-Adviser decides whether to transition between asset classes based on the recommendations from its quantitative analysis. In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

•	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•	Exchange Traded Funds Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount to or a premium above NAV if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

•	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

•	Floating Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

•	High Yield Bonds. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

•	Large Capitalization Stock Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	Management Risk: The ability of the Fund to meet its investment objective is directly related to the Sub-Adviser’s investment model. The models used by the Sub-Adviser to determine or guide investment decisions may not achieve the objectives of the Fund. The Sub-Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the sub-adviser’s investment strategy will produce the desired results, causing losses for the Fund.

•	Model Risk: Like all quantitative analysis, the Sub-Adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Sub-Adviser’s model. No assurance can be given that the fund will be successful under all or any market conditions.

•	Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

•	Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tacticalfundadvisors.com
TFA Multidimensional Tactical Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
One Year	rr_ExpenseExampleYear01	$ 193
Three Years	rr_ExpenseExampleYear03	$ 597
TFA Multidimensional Tactical Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
One Year	rr_ExpenseExampleYear01	$ 218
Three Years	rr_ExpenseExampleYear03	$ 693

[1]	Other Expenses are estimated for the Fund's current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the Fund's current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.